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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4537
Liberty All Star Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	3/31/05

Item 1. Schedule of Investments.

Schedule of Investments as of March 31, 2005 (Unaudited)

	SHARES	MARKET VALUE

COMMON STOCKS (98.6%)

CONSUMER DISCRETIONARY (17.1%)

Automobiles (1.4%)
Harley-Davidson, Inc.	23,555	$1,360,537
Thor Industries, Inc.	26,855	803,233
		2,163,770

Hotels, Restaurants & Leisure (3.5%)
The Cheesecake Factory, Inc. (a)	47,395	1,680,153
Four Seasons Hotels, Inc.	8,800	622,160
International Speedway Corp., Class A	15,311	830,622
Life Time Fitness, Inc. (a)	11,771	317,581
P.F. Chang’s China Bistro, Inc.	26,967	1,612,627
Texas Roadhouse, Inc., Class A (a)	12,814	359,817
		5,422,960

Internet & Catalog Retail (3.0%)
Amazon.com, Inc. (a)	36,900	1,264,563
eBay, Inc. (a)	89,500	3,334,770
		4,599,333

Media (3.7%)
Carmike Cinemas, Inc.	22,746	847,971
Comcast Corp., Class A (a)	46,645	1,557,943
Getty Images, Inc. (a)	20,391	1,450,004
Univision Communications, Inc., Class A (a)	42,540	1,177,932
Westwood One, Inc. (a)	27,140	552,299
		5,586,149

Multi-line Retail (3.2%)
Dollar Tree Stores, Inc. (a)	52,049	1,495,368
Kohl’s Corp. (a)	32,822	1,694,600
Wal-Mart Stores, Inc.	33,700	1,688,707
		4,878,675

Specialty Retail (2.3%)
Bed Bath & Beyond, Inc. (a)	48,100	1,757,574
Chico’s FAS, Inc. (a)	11,600	327,816
The Children’s Place Retail	12,461	595,013

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE

COMMON STOCKS (CONTINUED)

Specialty Retail (continued)
Guitar Center, Inc. (a)	5,348	$293,231
Urban Outfitters, Inc. (a)	12,000	575,640
		3,549,274

CONSUMER STAPLES (3.4%)

Beverages (0.8%)
PepsiCo, Inc.	24,800	1,315,144

Food & Staples Retailing (1.7%)
United Natural Foods, Inc. (a)	24,791	709,766
Walgreen Co.	43,180	1,918,056
		2,627,822

Personal Products (0.9%)
Avon Products, Inc.	30,915	1,327,490

ENERGY (2.4%)

Energy Equipment & Services (1.5%)
CARBO Ceramics, Inc.	8,086	567,233
Hydril (a)	9,602	560,853
Patterson-UTI Energy, Inc.	44,273	1,107,710
		2,235,796

Oil & Gas (0.9%)
Golar LNG Ltd. (a)	34,003	433,538
Pioneer Drilling Co. (a)	21,745	299,429
Suncor Energy, Inc.	16,745	673,316
		1,406,283

FINANCIALS (7.1%)

Capital Markets (3.4%)
Affiliated Managers Group, Inc. (a)	23,763	1,474,019
The Goldman Sachs Group, Inc.	13,850	1,523,361
SEI Investments Co.	21,000	759,360
T. Rowe Price Group, Inc.	24,600	1,460,748
		5,217,488

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE

COMMON STOCKS (CONTINUED)

Commercial Banks (0.8%)
Commerce Bancorp, Inc.	19,300	$626,671
Signature Bank (a)	22,100	585,871
		1,212,542

Consumer Finance (0.9%)
SLM Corp.	27,430	1,367,111

Diversified Financial Services (0.9%)
Financial Federal Corp.	38,035	1,345,298
International Securities Exchange, Inc., Class A (a)	2,500	65,000
		1,410,298

Insurance (1.1%)
Brown & Brown, Inc.	14,633	674,435
Montpelier Re Holdings Ltd.	12,422	436,633
Platinum Underwriters Holdings Ltd.	15,678	465,637
		1,576,705

HEALTH CARE (19.5%)

Biotechnology (4.6%)
Affymetrix, Inc. (a)	22,100	946,764
Amgen, Inc. (a)	25,600	1,490,176
Charles River Laboratories International, Inc. (a)	7,611	358,021
Encysive Pharmaceuticals, Inc. (a)	25,200	257,544
Enzon Pharmaceuticals, Inc. (a)	37,798	385,162
Genentech, Inc. (a)	20,600	1,166,166
Martek Biosciences Corp. (a)	22,566	1,313,115
Neurocrine Biosciences, Inc. (a)	5,600	213,136
Onyx Pharmaceuticals, Inc. (a)	12,600	395,010
Oscient Pharmaceuticals Corp. (a)	54,890	128,443
Vicuron Pharmaceuticals, Inc. (a)	24,700	389,272
		7,042,809

Health Care Equipment & Supplies (6.4%)
Alcon, Inc.	12,725	1,136,215
Boston Scientific Corp. (a)	12,855	376,523
CardioDynamics International Corp. (a)	61,124	178,482

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE

COMMON STOCKS (CONTINUED)

Health Care Equipment & Supplies (continued)
Foxhollow Technologies, Inc. (a)	21,200	$597,840
IntraLase Corp. (a)	20,300	339,822
Kyphon, Inc. (a)	21,000	528,570
Medtronic, Inc.	49,110	2,502,155
PolyMedica Corp.	32,984	1,047,572
ResMed, Inc. (a)	36,035	2,032,374
Zimmer Holdings, Inc. (a)	12,495	972,236
		9,711,789
Health Care Providers & Services (6.0%)
The Advisory Board Co. (a)	12,300	537,510
Caremark Rx, Inc. (a)	21,355	849,502
Express Scripts, Inc., Class A (a)	6,800	592,892
Lincare Holdings, Inc. (a)	39,866	1,763,273
Patterson Companies, Inc. (a)	34,158	1,706,192
UnitedHealth Group, Inc.	29,590	2,822,294
VCA Antech, Inc. (a)	46,469	940,068
		9,211,731
Pharmaceuticals (2.5%)
Allergan, Inc.	12,825	890,953
Eli Lilly & Co.	17,775	926,077
Medicis Pharmaceutical Corp., Class A	8,275	248,085
MGI Pharma, Inc. (a)	10,200	257,754
Nektar Therapeutics (a)	26,000	362,440
Pfizer, Inc.	42,030	1,104,128
		3,789,437

INDUSTRIALS (15.8%)

Air Freight & Logistics (1.4%)
UTI Worldwide, Inc.	31,185	2,165,798

Commercial Services & Supplies (8.5%)
51job, Inc. (a)(b)	5,300	90,047
Alliance Data Systems Corp. (a)	11,700	472,680
Bright Horizons Family Solutions, Inc. (a)	45,662	1,540,636
ChoicePoint, Inc. (a)	12,100	485,331

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE

COMMON STOCKS (CONTINUED)

Commercial Services & Supplies (continued)
Cintas Corp.	37,915	$1,566,269
The Corporate Executive Board Co.	41,049	2,625,084
Education Management Corp. (a)	50,571	1,413,459
Monster Worldwide, Inc. (a)	16,000	448,800
Resources Connection, Inc. (a)	15,100	316,043
Robert Half International, Inc.	33,900	913,944
Stericycle, Inc. (a)	9,846	435,193
Strayer Education, Inc.	4,200	475,944
Universal Technical Institute, Inc. (a)	25,825	950,360
West Corp. (a)	40,422	1,293,504
		13,027,294
Construction & Engineering (0.3%)
Chicago Bridge & Iron Co., N.V.	10,137	446,332

Electrical Equipment (0.2%)
II-VI, Inc. (a)	15,476	269,902
Industrial Conglomerates (2.3%)
3M Co.	21,610	1,851,761
General Electric Co.	44,800	1,615,488
		3,467,249
Machinery (1.7%)
Danaher Corp.	47,510	2,537,509

Trading Companies & Distributors (1.4%)
Fastenal Co.	39,085	2,161,791

INFORMATION TECHNOLOGY (31.9%)

Communications Equipment (3.7%)
Avocent Corp. (a)	15,355	394,009
Ixia (a)	31,376	558,179
Juniper Networks, Inc. (a)	75,400	1,663,324
Packeteer, Inc. (a)	28,422	437,415
Polycom, Inc. (a)	69,625	1,180,144
Research In Motion Ltd. (a)	19,600	1,497,832
		5,730,903

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE

COMMON STOCKS (CONTINUED)

Computers & Peripherals (3.2%)
Dell, Inc. (a)	59,250	$2,276,385
EMC Corp. (a)	97,175	1,197,196
Network Appliance, Inc. (a)	49,100	1,358,106
		4,831,687

Electronic Equipment & Instruments (1.6%)
Cogent, Inc. (a)	17,000	428,060
Cognex Corp.	22,728	565,472
National Instruments Corp.	52,856	1,429,755
		2,423,287

Internet Software & Services (4.2%)
Ctrip.com International Ltd. (a)(b)	3,405	128,879
VeriSign, Inc. (a)	38,300	1,099,210
WebEx Communications, Inc. (a)	42,011	907,017
Websense, Inc. (a)	8,700	468,060
Yahoo! Inc. (a)	112,800	3,823,920
		6,427,086

IT Services (6.2%)
Accenture Ltd., Class A (a)	69,300	1,673,595
CheckFree Corp. (a)	19,200	782,592
Cognizant Technology Solutions Corp., Class A (a)	13,100	605,220
First Data Corp.	51,725	2,033,310
Forrester Research, Inc. (a)	26,297	370,262
Paychex, Inc.	76,685	2,516,802
SRA International, Inc., Class A (a)	23,998	1,445,879
		9,427,660

Office Electronics (1.0%)
Zebra Technologies Corp., Class A (a)	33,887	1,609,294

Semiconductors & Semiconductor Equipment (8.9%)
Altera Corp. (a)	32,500	642,850
Intel Corp.	44,190	1,026,533
Intersil Corp., Class A	20,956	362,958
Linear Technology Corp.	40,115	1,536,805
Marvell Technology Group Ltd. (a)	13,100	502,254

See Notes to Schedule of Investments.

	SHARES	MARKET VALUE

COMMON STOCKS (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products, Inc.	67,000	$2,738,290
Microchip Technology, Inc.	54,573	1,419,444
Semtech Corp. (a)	44,640	797,717
Silicon Laboratories, Inc. (a)	15,500	460,505
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	182,889	1,550,899
Xilinx, Inc.	88,600	2,589,778
		13,628,033

Software (3.1%)
Agile Software Corp. (a)	54,100	393,848
Altiris, Inc. (a)	11,356	270,841
American Reprographics Co. (a)	30,380	435,953
Interwoven, Inc. (a)	48,137	374,987
Intuit, Inc. (a)	27,100	1,186,167
NAVTEQ Corp. (a)	12,500	541,875
Opsware, Inc. (a)	73,300	378,228
Red Hat, Inc. (a)	45,200	493,132
Salesforce.com, Inc. (a)	43,100	646,069
		4,721,100

MATERIALS (1.0%)

Chemicals (1.0%)
Praxair, Inc.	33,045	1,581,534

TELECOMMUNICATION SERVICES (0.4%)

Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.	6,800	554,880
TOTAL COMMON STOCKS (COST OF $134,443,339)		150,663,945

See Notes to Schedule of Investments.

	PAR VALUE	MARKET VALUE

SHORT-TERM INVESTMENT (1.5%)

REPURCHASE AGREEMENT (1.5%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.45%, collateralized by U.S. Treasury Bonds with various maturities to 08/15/23, market value of $2,379,037 (repurchase proceeds $2,328,158) (Cost of $2,328,000)	$2,328,000	$2,328,000

TOTAL INVESTMENTS (100.1%) (COST OF $136,771,339)		152,991,945

OTHER ASSETS & LIABILITIES, NET (-0.1)%		(118,638)

NET ASSETS (100.0%)		$152,873,307

NET ASSET VALUE PER SHARE (26,445,833 SHARES OUTSTANDING)		$5.78

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.

(b) Represents an American Depositary Receipt.

Gross unrealized appreciation and depreciation of investments at March 31, 2005 is as follows:
Gross unrealized appreciation	$31,169,960
Gross unrealized depreciation	(14,949,354)
Net unrealized appreciation	$16,220,606

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Growth Fund, Inc.

By (Signature and Title)	/S/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	May 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 26, 2005